SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

%

Machinery and equipment	10-33 (mainly 33%)
Office furniture and equipment	6-20
Vehicles	15-20

Schedule of Annual Amortization Rates
%

Technology	10-20
Customer relations	10-20
Distribution network	10
Brand name	8.33